UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07696

IOWA PUBLIC AGENCY INVESTMENT TRUST

 (Exact Name of Registrant as Specified in Charter)

1415 28th Street

West Des Moines, Iowa 50266

 (Address of Principal Executive Offices) (Zip Code)

(515) 244-5426

(Registrant’s Telephone Numbers, Including Area Code)

Elizabeth Grob, Esq.

Ahlers & Cooney, P.C.

100 Court Avenue, Suite 600

Des Moines, Iowa 50309

 (Name and Address of Agent for Service)

Copies to:

GWENETH K. GOSSELINK	JOHN C. MILES, ESQ.
IOWA PUBLIC AGENCY INVESTMENT TRUST	CLINE, WILLIAMS, WRIGHT, JOHNSON & OLDFATHER,LLP
1415 28th STREET, SUITE 200	Suite 1900, 233 S. 13TH STREET
WEST DES MOINES, IOWA 50266	LINCOLN, NEBRASKA 68508

Date of fiscal year end: June 30

Date of reporting period: July 1, 2015 - June 30, 2016

The Registrant owned no securities in the period for which proxies were solicited or voted.

 SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant

Iowa Public Agency Investment Trust

By (Signature and Title)

David W. Miles, Principal Executive Officer

                                              (Principal Executive Officer)

Date August 22, 2016